Borrowings - Financial Lease Liabilities Relate to the Acquisition of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross lease liabilities:
Gross lease liabilities	€ 70,492	€ 75,394	€ 53,244
Finance lease future interest payments	1,936,519	23,676	18,662
Finance lease Liabilities	51,127	51,718	34,582
Within one year [member]
Gross lease liabilities:
Lease liabilities	4,389	4,346	2,990
Finance lease future interest payments	3,693	3,898	3,374
Finance lease Liabilities	696	448	(384)
Between 1 and 5 years [member]
Gross lease liabilities:
Lease liabilities	29,625	31,904	30,230
Finance lease future interest payments	10,218	11,897	11,129
Finance lease Liabilities	19,407	20,007	19,101
After 5 years [member]
Gross lease liabilities:
Lease liabilities	36,478	39,144	20,024
Finance lease future interest payments	5,454	7,881	4,159
Finance lease Liabilities	€ 31,024	€ 31,263	€ 15,865